Total
High Yield ETF
High Yield ETF
Investment Objective
The High Yield ETF (the "Fund") seeks high current income
with a secondary goal of capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	High Yield ETF
Management Fee	1.25%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.29%	[1]
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
| High Yield ETF | USD ($)	131	409	708	1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended June 30, 2020, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by selecting a focused portfolio of high-yield debt securities, which include senior and subordinated corporate debt obligations (such as loans, bonds, debentures, notes and commercial paper). High-yield debt securities are rated below investment grade (that is, securities rated below the top four rating categories of a ratings organization or, if unrated, determined to be of comparable credit quality by the Fund's sub-advisers) and are commonly referred to as "high-yield" or "junk" bonds.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield debt securities. The Fund may invest in debt securities issued by foreign issuers, including issuers in emerging markets. The Fund does not have any portfolio maturity limitation and may invest its assets in instruments with short-term, medium-term or long-term maturities. In seeking to achieve its investment objective, the Fund may invest in closed-end funds. The Fund also may invest in equity securities that a sub-adviser believes will yield high dividends or are otherwise consistent with the Fund's investment objective and in repurchase agreements. The Fund's strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover. In implementing its investment strategies, the Fund may hold cash and cash equivalents, including money market funds.

The Fund employs a "multi-manager" approach whereby portions of the Fund's assets are allocated among sub-advisers. Exchange Traded Concepts, LLC ("ETC" or the "Adviser") is responsible for the management of the Fund and supervision of the Fund's sub-advisers, MacKay Shields LLC ("MacKay Shields") and WhiteStar Asset Management LLC ("WhiteStar"). Each sub-adviser manages its allocated portion of the Fund's assets to correspond with its distinct investment style and strategy, as described below, in a manner consistent with the Fund's investment objective, strategies, and restrictions. ETC may allocate assets from or towards each sub-adviser from time to time and may reallocate assets between the sub-advisers. MacKay Shields and WhiteStar act independently of each other and each uses its own methodology for selecting investments.

MacKay Shields. In selecting securities for the Fund's portfolio, MacKay Shields performs an independent investment analysis of each issuer to determine its creditworthiness. MacKay Shields views credit as either of the highest quality or "D" (i.e., it either pays or does not). MacKay Shields takes a deep value contrarian approach to the credit markets, focusing on absolute value. MacKay Shields largely focuses on the secondary market, often investing in assets at a discount to par ($100), allowing for a potential opportunity to generate capital gains in addition to current yield. MacKay Shields believes that structural and technical inefficiencies exist in the secondary credit markets, which create attractive investment opportunities, and that, by holding a diversified but limited number of securities, the portfolio will be constructed of securities that provide exposure to industries believed to offer the most value to the Fund. Companies in the energy sector have significant representation in the high-yield debt securities market.

WhiteStar. WhiteStar employs both "top-down" and "bottom-up" analyses to select investments for the Fund. WhiteStar's top-down analysis involves a macro analysis of relative asset valuations, long-term industry trends, business cycles, interest rate expectations, credit fundamentals, and technical factors to target specific industry sectors and asset classes in which to invest. WhiteStar's bottom-up analysis includes a rigorous analysis of the credit fundamentals and capital structure of each potential investment and a determination of relative value compared to alternative investments. Potential investments will be analyzed through a thorough review of the fundamentals of the economy in general and then the particular industry and the strengths and weaknesses of each individual credit. Under this approach, the credit performance of each asset will typically be subjected to stress tests to maximize the selection of investments with favorable risk-adjusted returns.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Bank Loans Risk. Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Credit Risk. The Fund is subject to the risk that an issuer of a fixed income security, such as a corporate bond, may be unable or unwilling to make interest and principal payments when due. The Fund is also subject to the related risk that the value of a fixed income security may decline because of concerns about the issuer's creditworthiness. Credit risk is heightened to the extent the Fund invests in high-yield debt securities.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Fixed Income Securities Risk. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities may rise. Conversely, during periods of rising interest rates, the value of fixed income securities may decline.

Foreign Securities Risk. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Foreign issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

High-Yield Risk. High-yield or non-investment grade securities (commonly referred to as "junk bonds") and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to their net asset value ("NAV") per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk. The sub-advisers continuously evaluate the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, the achievement of the stated investment objective cannot be guaranteed. The sub-advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Risks of Investing in Closed-End Funds. The organizational documents of certain closed-end funds include provisions that could limit the ability of other entities or persons to acquire control of a closed-end fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the closed-end fund. In addition, the closed-end funds in which the Fund may invest may be leveraged, thereby exposing the Fund indirectly to leverage. An investment in shares of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such shares and the possibility that the Fund's long-term returns on such shares (and, indirectly, the long-term returns of the shares) will be diminished. Moreover, the shares of closed-end funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that a closed-end fund's NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on a closed-end fund's NAV, but entirely upon whether the market price of the closed-end fund's shares at the time of sale is above or below an investor's purchase price for shares.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the "Exchange") above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Performance Information

On June 22, 2018, the Fund acquired all of the assets and liabilities of the AdvisorShares Peritus High Yield ETF (the "Predecessor Fund"), a series of AdvisorShares Trust, in exchange for shares of beneficial interest of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Predecessor Fund. The Predecessor Fund was advised by another investment adviser and sub-adviser.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the Bloomberg Barclays U.S. Corporate High Yield Index and the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Corporate High Yield Index is considered representative of the universe of U.S. fixed rate, non-investment-grade debt, and the Bloomberg Barclays U.S. Aggregate Bond Index is a market-capitalization weighted bond market index representing intermediate term investment grade bonds traded in the U.S. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://www.hyldetf.com or by calling toll-free 844-880-3837.

Annual Total Returns as of 12/31
[1]	The performance information shown above is based on a calendar year. The Fund's year-to-date total return as of September 30, 2020 was -4.68%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	7.05%	2Q/2016
Lowest Return	-14.41%	1Q/2020

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns -	Label	1 Year	5 Years	Since Inception [1]
High Yield ETF	Return Before Taxes	7.25%	3.24%	3.61%
High Yield ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	4.12%	(0.01%)	0.35%
High Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.25%	0.97%	1.35%
Bloomberg Barclays U.S. Corporate High Yield Index	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)	14.32%	6.13%	6.91%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	8.72%	3.05%	3.28%
[1]	The Predecessor Fund commenced operations on November 30, 2010.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.